Prepayment for Cip Project (Details) - Schedule of Future Minimum Capital Expenditures - Capital Expenditure [Member]	Dec. 31, 2023 USD ($)
Prepayment for Cip Project (Details) - Schedule of Future Minimum Capital Expenditures [Line Items]
2024	$ 3,603,872
2025	9,144,371
2026	1,201,291
Total	$ 13,949,534